Employee Incentives - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Oct. 31, 2020
Compensation Related Costs [Line Items]
Recognition of amount in incremental compensation expense	$ 12
Continuing Operations [Member]
Compensation Related Costs [Line Items]
Equity based compensation tax benefits realized for tax deduction from share based awards			$ 1
Discontinued Operations [Member]
Compensation Related Costs [Line Items]
Equity based compensation tax benefits realized for tax deduction from share based awards			4
Accrued Compensation and Benefits and Other Long-term Liabilities
Compensation Related Costs [Line Items]
Defined benefit plan, net benefit obligation		$ 11	$ 11	$ 8
Defined Benefit Plan, Type [Extensible List]		us-gaap:PensionPlansDefinedBenefitMember	us-gaap:PensionPlansDefinedBenefitMember	us-gaap:PensionPlansDefinedBenefitMember
Defined Benefit Plan, Sponsor Location [Extensible List]		us-gaap:ForeignPlanMember	us-gaap:ForeignPlanMember	us-gaap:ForeignPlanMember
Tax-Qualified
Compensation Related Costs [Line Items]
Defined contribution plans, expense			$ 35	$ 36	$ 32
Stock Options Activity
Compensation Related Costs [Line Items]
Unrecognized equity-based compensation expense		$ 12	$ 12
Unrecognized compensation expense, weighted average period for recognition			2 years
Class A Common Stock
Compensation Related Costs [Line Items]
Common Stock, par value		$ 0.001	$ 0.001
Replacement RSUs
Compensation Related Costs [Line Items]
Number of shares vested in period		1.8
Replacement RSUs | Class A Common Stock
Compensation Related Costs [Line Items]
Common Stock, par value						$ 0.001
Class A Share Awards
Compensation Related Costs [Line Items]
Number of shares vested in period		0.1
Unrecognized equity-based compensation expense		$ 235	$ 235
Unrecognized compensation expense, weighted average period for recognition			2 years 1 month 6 days
Performance Shares
Compensation Related Costs [Line Items]
Unrecognized equity-based compensation expense		3	$ 3
Unrecognized compensation expense, weighted average period for recognition			2 years 1 month 6 days
Unrecognized compensation costs		2	$ 2
Time-based Awards
Compensation Related Costs [Line Items]
Unrecognized compensation expense, weighted average period for recognition			3 years
Unrecognized compensation costs		22	$ 22
Cash-Based Retention Awards
Compensation Related Costs [Line Items]
Unrecognized compensation expense		$ 3	$ 3
Unrecognized compensation expense, weighted average period for recognition			1 year 1 month 6 days